Shareholder Report, Average Annual Return (Details) WE0000000002528A_Dimensional Global Sustainability Fixed Income ETF_Single_TSR Annual {Single}	12 Months Ended	36 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Global Sustainability Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Global Sustainability Fixed Income ETF – NAV
Average Annual Return, Percent	5.52%	5.93%
Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	5.30%	5.14%